Fair Value of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2017
Fair Value of Financial Instruments
Summary of change in fair value of contingent consideration liability

As of September 30, 2017, the following table summarizes the change in fair value of our Level 3 contingent consideration liability (in thousands):

	DTECH	H4	TeraLogics (Contract Extensions)	TeraLogics (Revenue Targets)	GATR	Deltenna	Total
Balance as of October 1, 2015	$7,507	$—	$—	$—	$—	$—	$7,507
Initial measurement recognized at acquisition	—	1,602	2,000	3,100	2,500	—	9,202
Cash paid to seller	(5,000)	—	(1,000)	—	—	—	(6,000)
Adjustment to the provisional acquisition date valuation	—	(616)	(100)	—	—	—	(716)
Total remeasurement (gain) loss recognized in earnings	(507)	(419)	500	1,000	700	—	1,274
Balance as of September 30, 2016	$2,000	$567	$1,400	$4,100	$3,200	$—	$11,267
Initial measurement recognized at acquisition	—	—	—	—	—	1,328	1,328
Cash paid to seller	—	—	(1,000)	(2,500)	—	—	(3,500)
Adjustment to the provisional acquisition date valuation	—	—	—	—	—	—	—
Total remeasurement (gain) loss recognized in earnings	(2,000)	24	400	850	(3,200)	48	(3,878)
Balance as of September 30, 2017	$—	$591	$800	$2,450	$—	$1,376	$5,217

Summary of assets and liabilities measured and recorded at fair value on Balance Sheet on a recurring basis

The following table presents assets and liabilities measured and recorded at fair value on our balance sheets on a recurring basis (in thousands):

	September 30, 2017				September 30, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$8,501	$—	$—	$8,501	$57,455	$—	$—	$57,455
Marketable securities	—	—	—	—	—	12,996	—	12,996
Current derivative assets	—	2,591	—	2,591	—	14,770	—	14,770
Noncurrent derivative assets	—	1,128	—	1,128	—	1,201	—	1,201
Total assets measured at fair value	$8,501	$3,719	$—	$12,220	$57,455	$28,967	$—	$86,422
Liabilities
Current derivative liabilities	—	3,456	—	3,456	—	13,752	—	13,752
Noncurrent derivative liabilities	—	1,128	—	1,128	—	1,334	—	1,334
Contingent consideration to seller of Deltenna	—	—	1,376	1,376	—	—	—	—
Contingent consideration to seller of GATR	—	—	—	—	—	—	3,200	3,200
Contingent consideration to seller of TeraLogics - contract extensions	—	—	800	800	—	—	1,400	1,400
Contingent consideration to seller of TeraLogics - revenue targets	—	—	2,450	2,450	—	—	4,100	4,100
Contingent consideration to seller of H4 Global	—	—	591	591	—	—	567	567
Contingent consideration to seller of DTECH	—	—	—	—	—	—	2,000	2,000
Total liabilities measured at fair value	$—	$4,584	$5,217	$9,801	$—	$15,086	$11,267	$26,353

Schedule of estimated fair value and carrying value of our long-term debt

The following table presents the estimated fair value and carrying value of our long-term debt (in millions):

	September 30,	September 30,
	2017	2016
Fair value	$202.1	$210.0
Carrying value	$200.0	$201.0